FINANCE INCOME AND FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income And Expenses [Abstract]
Schedule of Finance Income and Finance Expenses

	Year ended December 31,
	2024	2023	2022
Foreign exchange gain	1,433	375	2,322
Interest income	137	259	—
Total finance income	1,570	634	2,322

Finance expense consists of the following:
Foreign exchange loss	117	1,298	225
Unwinding of deferred consideration	1,289	735	325
Interest expense on lease liabilities	249	165	182
Interest expense on borrowings	1,260	—	464
Other finance results	180	73	103
Total finance expenses	3,095	2,271	1,299
Net finance (loss) income	(1,525)	(1,637)	1,023